IVY FUNDS
Delaware Ivy Municipal Bond Fund
Delaware Ivy Municipal High Income Fund
Delaware Ivy California Municipal High Income Fund
Delaware Ivy Corporate Bond Fund
Delaware Ivy Crossover Credit Fund
Delaware Ivy Limited-Term Bond Fund
Delaware Ivy Strategic Income Fund

(each a “Fund” and together, the “Funds”)

Supplement to the Funds’ Summary and Statutory Prospectuses and
Statements of Additional Information

On February 15-16, 2023, the Board of Trustees of the Ivy Funds approved the reorganization of each Fund into and with a substantially similar fund and class of another Delaware Fund as shown in the table below (each, a “Reorganization” and together, the “Reorganizations”):

Acquired Funds/Classes	Acquiring Funds/Classes
Delaware Ivy Municipal Bond Fund, a series of Ivy Funds	Delaware Tax-Free USA Fund, a series of Delaware Group® Tax-Free Fund
Class A	Class A
Class C	Class C
Class I	Institutional Class
Class R6	Institutional Class

Delaware Ivy Municipal High Income Fund, a series of Ivy Funds	Delaware National High-Yield Municipal Bond Fund, a series of Voyageur Mutual Funds
Class A	Class A
Class C	Class C
Class I	Institutional Class
Class R6	Institutional Class
Class Y	Class A

Delaware Ivy California Municipal High Income Fund, a series of Ivy Funds	Delaware Tax-Free California Fund, a series of Voyageur Mutual Funds
Class A	Class A
Class C	Class C
Class I	Institutional Class
Class Y	Class A

Delaware Ivy Corporate Bond Fund, a series of Ivy Funds	Delaware Corporate Bond Fund, a series of Delaware Group Income Funds
Class A	Class A
Class C	Class C
Class I	Institutional Class
Class Y	Class A

Delaware Ivy Crossover Credit Fund, a series of Ivy Funds	Delaware Corporate Bond Fund, a series of Delaware Group Income Funds
Class A	Class A
Class I	Institutional Class

Acquired Funds/Classes	Acquiring Funds/Classes
Class Y	Class A

Delaware Ivy Limited-Term Bond Fund, a series of Ivy Funds	Delaware Limited-Term Diversified Income Fund, a series of Delaware Group Limited-Term Government Funds
Class A	Class A
Class C	Class C
Class I	Institutional Class
Class R	Class R
Class R6	Class R6
Class Y	Class A

Delaware Ivy Strategic Income Fund, a series of Ivy Funds	Delaware Strategic Income Fund, a series of Delaware Group Government Fund
Class A	Class A
Class C	Class C
Class I	Institutional Class
Class R6	Institutional Class
Class Y	Class A

Each Reorganization is subject to the approval of Fund shareholders at a special shareholder meeting currently anticipated to be held in June 2023.  If approved by Fund shareholders, each Reorganization is expected to take place in September 2023 (Reorganization Date). The costs related to the Reorganizations will be borne by the Acquired Funds, Acquiring Funds and Delaware Management Company.

No shareholder action is necessary at this time. More detailed information about the Reorganizations will be provided in a forthcoming proxy statement. When you receive your proxy statement, please review it carefully and cast your vote. This Supplement is not a proxy and is not soliciting any proxy, which can only be done by means of a proxy statement.

Effective the date of this Supplement, contingent deferred sales charges will be waived on redemptions from the Acquired Funds through the Reorganization Date.

Effective one week before the Reorganization Date, the Acquired Funds will close to new investors and existing shareholders.

Prior to the closing of each Reorganization, each Acquired Fund will distribute to its shareholders, in one or more distributions, all of its income and gains (net of available capital loss carryovers) not previously distributed for taxable years ending on or prior to the Reorganization Date.

Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in a Fund or acting on a distribution check.

Delaware Management Company is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Please keep this Supplement for future reference.

This Supplement is dated February 21, 2023.